UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2021—November 30, 2022

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2022
Vanguard New York Tax-Exempt Funds
Vanguard New York Municipal Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	5
New York Municipal Money Market Fund	7
New York Long-Term Tax-Exempt Fund	25
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief toward the close of the period, the 12 months ended November 30, 2022, were a volatile, challenging time for financial markets. Vanguard New York Long-Term Tax-Exempt Fund returned –10.80% for Investor Shares and –10.73% for Admiral Shares. These results lagged the –8.96% return of its benchmark index, which includes state- and municipal-issued bonds across the maturity spectrum. Vanguard New York Municipal Money Market Fund returned 0.78%.
•	The economic backdrop deteriorated early on as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by the Federal Reserve to bring inflation back in check, which weighed on bond prices and increased fears of recession.
•	Munis were not immune to the run-up in Treasury yields, and the muni market experienced significant cash outflows. As a whole, however, their fundamentals remained solid, and they fared better than the taxable bond market.
•	The main driver of the long-term fund’s relative underperformance was its longer duration compared to that of its benchmark index. Having more exposure to credit-sensitive segments also detracted.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-10.66%	10.56%	10.69%
Russell 2000 Index (Small-caps)	-13.01	6.44	5.45
Russell 3000 Index (Broad U.S. market)	-10.80	10.28	10.33
FTSE All-World ex US Index (International)	-11.40	2.23	1.86
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-12.91%	-2.56%	0.24%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.64	-0.77	1.40
FTSE Three-Month U.S. Treasury Bill Index	1.16	0.64	1.19
CPI
Consumer Price Index	7.11%	5.00%	3.83%

Advisor’s Report
For the 12 months ended November 30, 2022, Vanguard New York Long-Term Tax-Exempt Fund returned –10.80% for Investor Shares and –10.73% for Admiral Shares. Those results lagged the –8.96% return of the fund’s benchmark, the Bloomberg NY Municipal Bond Index, which includes state- and municipal-issued bonds across the maturity spectrum.
The fund’s 30-day SEC yield rose from 1.23% to 3.66% for Investor Shares and from 1.31% to 3.74% for Admiral Shares. The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Vanguard New York Municipal Money Market Fund returned 0.78%. Its 7-day SEC rose from 0.01% to 1.61%.
Please note that the funds are permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). At the end of the fiscal period, only the Money Market Fund owned such securities.
The investment environment
The period was defined by a historic rise in interest rates, which caused ripple effects across every sector of the financial markets and brought renewed volatility.
Concerns that had been weighing on market sentiment in late 2021 carried into 2022. Supply-chain bottlenecks persisted, labor remained in short supply in some sectors of the economy as unemployment rates continued to fall, and year-on-year inflation readings—which had been

Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2021	November 30, 2022
2 years	0.24%	2.59%
5 years	0.61	2.65
10 years	1.07	2.75
30 years	1.55	3.57
Source: Vanguard.

accelerating—climbed to multidecade highs across much of the world.
In late February, Russia’s invasion of Ukraine injected more uncertainty into the markets. Oil headed north of $100 per barrel and staple food prices soared. While energy prices eventually began to cool amid slowing economic growth and the U.S. government’s release of some of its strategic oil reserves to boost supply, price increases broadened to other categories of goods and services, heightening concerns that inflation might remain stubbornly high.
In response, major central banks wound down their bond-purchasing programs and began raising short-term interest rates. The Federal Reserve was especially aggressive, raising the federal funds rate target by 3.75 percentage points less than eight months.
All of this created a very challenging environment for bonds. Muni yields rose sharply even as the credit profile of many issuers remained solid overall. The balance sheets of the Empire State and New York City have benefited from substantial federal stimulus aid and efforts to keep expenditures in check. At the same time, rising wages, consumer spending, and high home prices have bolstered public coffers through strong income, sales, and property tax receipts.
With muni returns turning negative in 2022, investors nevertheless pulled large amounts of cash out of this asset class, which put additional pressure on muni prices.
As a whole, the U.S. muni market finished the period down, returning roughly –9%, as measured by the Bloomberg Municipal Bond Index.
Management of the fund
The main driver of the fund’s relative underperformance was its longer duration relative to its benchmark index. We were defensively positioned early in the period, given our expectation that rates would rise and spreads decompress. Our positioning included a duration similar to the benchmark’s, which is generally shorter than the fund’s because it includes municipals across the maturity spectrum. While that worked out well during the first wave of rate increases, our duration then drifted longer as relative valuations improved—a stance which weighed on performance as Fed rate hikes continued.
We were lighter than we typically are on credit exposure early in the period as well; even so, we were still carrying more than the benchmark. The widening in credit spreads that took place later on therefore dampened the fund’s relative performance.
In the second half of the period, we seized some opportunities to cycle out of shorter-call bonds and into bonds with a call of closer to 10 years as they offer a better convexity profile, which will position the fund to capture more upside price performance in the future.
The fund was well-prepared in terms of liquidity going into 2022. With municipal bond valuations rich and the Fed expected to initiate a hiking, we had increased our liquidity buffer because we anticipated that some investors could head for the exits. This move helped the fund, even as the outflows proved to be of a higher magnitude than we had expected.
Outlook
The recent significant negative annual returns have understandably been distressing for muni investors.
With the repricing that has occurred, however, the outlook is substantially better than it was a year ago. That is likely to attract flows back into this asset class—especially given how strong fundamentals are from a credit standpoint.
Although the bond market may continue to see volatility as the Fed makes more rate hikes, today’s higher yields mean munis can offer a cushion against further price declines.
Energy supply-and-demand concerns, diminishing capital flows, declining trade volumes, and falling output per person will most likely lead to a global recession in the coming year. While we had upgraded the portfolio’s credit quality because of that outlook, we are open to opportunistically increasing our credit exposure given the widening in spreads that has taken place. At the same time, we are also favoring some sectors that tend to be more defensive in downturns.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Adam M. Ferguson, CFA,
Portfolio Manager
Stephen M. McFee, CFA,
Portfolio Manager
John P. Grimes, CFA,
Portfolio Manager
Vanguard Fixed Income Group
December 13, 2022

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2022
	Beginning Account Value 5/31/2022	Ending Account Value 11/30/2022	Expenses Paid During Period
Based on Actual Fund Return
New York Municipal Money Market Fund	$1,000.00	$1,006.90	$0.80
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$974.80	$0.84
Admiral™ Shares	1,000.00	975.20	0.45
Based on Hypothetical 5% Yearly Return
New York Municipal Money Market Fund	$1,000.00	$1,024.27	$0.81
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the New York Municipal Money Market Fund, 0.16%; and for the New York Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

New York Municipal Money Market Fund
Distribution by Effective Maturity1
As of November 30, 2022
1 - 7 Days	97.4%
8 - 30 Days	1.1
31 - 60 Days	0.0
61 - 90 Days	0.0
91 - 180 Days	0.6
Over 180 Days	0.9
1 Percentage of investments.

New York Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of November 30, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.7%)
New York (99.7%)
[1]	Albany Industrial Development Agency Local or Guaranteed Housing Revenue VRDO	1.910%	12/7/22	2,845	2,845
[1]	Albany Industrial Development Agency Miscellaneous Revenue (CHF Holland Suites Project) VRDO	1.920%	12/7/22	5,955	5,955
	Battery Park City Authority Miscellaneous Revenue VRDO	1.870%	12/7/22	10,900	10,900
[1,2]	Battery Park City Authority Revenue TOB VRDO	1.930%	12/7/22	30,197	30,197
[1]	Geneva Industrial Development Agency College & University Revenue VRDO	1.930%	12/7/22	11,275	11,275
	Hauppauge Union Free School District GO	4.000%	6/28/23	9,000	9,065
[1,2,3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB VRDO	1.930%	12/7/22	4,000	4,000
[1,2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB VRDO	1.930%	12/7/22	2,255	2,255
[1,2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB VRDO	1.930%	12/7/22	2,915	2,915
[1,2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB VRDO	1.930%	12/7/22	1,670	1,670
[1,2]	Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	1.920%	12/7/22	12,800	12,800
[1,2]	Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	1.930%	12/7/22	3,330	3,330
[1,2]	Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	1.930%	12/7/22	6,750	6,750
[1,2]	Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	1.950%	12/7/22	11,000	11,000
[1]	Metropolitan Transportation Authority Miscellaneous Taxes Revenue VRDO	1.900%	12/7/22	19,740	19,740
[1]	Metropolitan Transportation Authority Transit Fuel Sales Tax Revenue VRDO	1.900%	12/7/22	25,550	25,550
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	1.000%	12/1/22	12,500	12,500
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	1.000%	12/1/22	12,500	12,500
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	1.900%	12/7/22	15,070	15,070
[1,2]	Monroe County Industrial Development Corp. College & University Revenue TOB VRDO	1.940%	12/7/22	2,800	2,800
[1]	Monroe County Industrial Development Corp. College & University Revenue VRDO	2.240%	12/7/22	5,865	5,865
[1,2]	Nassau County NY GO TOB VRDO	1.930%	12/7/22	6,000	6,000
[1]	New York City Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	1.930%	12/7/22	23,700	23,700

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.950%	12/7/22	2,665	2,665
[1,2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.930%	12/7/22	3,915	3,915
[1,2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.930%	12/7/22	6,315	6,315
[1,2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.930%	12/7/22	5,000	5,000
[1,2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.930%	12/7/22	4,620	4,620
[1,2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.930%	12/7/22	10,000	10,000
[1,2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.930%	12/7/22	8,160	8,160
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.650%	12/7/22	9,165	9,165
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.650%	12/7/22	12,995	12,995
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.800%	12/7/22	2,825	2,825
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.800%	12/7/22	1,000	1,000
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.820%	12/7/22	6,025	6,025
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.840%	12/7/22	35,700	35,700
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.840%	12/7/22	31,950	31,950
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.860%	12/7/22	6,000	6,000
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.860%	12/7/22	2,300	2,300
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.860%	12/7/22	4,500	4,500
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.860%	12/7/22	5,000	5,000
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.870%	12/7/22	25,000	25,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.870%	12/7/22	6,070	6,070
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.900%	12/7/22	23,900	23,900
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.940%	12/7/22	13,400	13,400
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.940%	12/7/22	6,645	6,645
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.950%	12/7/22	2,775	2,775
[1]	New York City Housing Development Corp. Multi-Family Mortgage Local or Guaranteed VRDO	1.950%	12/7/22	3,450	3,450
[1]	New York City Industrial Development Agency Lease (Appropriation) Revenue VRDO	0.980%	12/1/22	21,280	21,280
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	1.050%	12/1/22	14,650	14,650
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.070%	12/7/22	4,785	4,785
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.100%	12/1/22	15,485	15,485

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.100%	12/1/22	7,500	7,500
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.920%	12/7/22	2,000	2,000
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	1.920%	12/7/22	1,600	1,600
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	1.920%	12/7/22	5,300	5,300
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	1.930%	12/7/22	2,500	2,500
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	1.930%	12/7/22	5,000	5,000
[2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	1.960%	12/7/22	3,465	3,465
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	2.070%	12/7/22	2,255	2,255
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.030%	12/1/22	700	700
[1,2]	New York City Municipal Water Finance Water Revenue TOB VRDO	1.930%	12/7/22	1,875	1,875
	New York City Municipal Water Finance Water Revenue VRDO	1.030%	12/1/22	15,800	15,800
[1]	New York City Municipal Water Finance Water Revenue VRDO	1.050%	12/1/22	2,800	2,800
[1]	New York City Municipal Water Finance Water Revenue VRDO	1.050%	12/1/22	45,075	45,075
	New York City Municipal Water Finance Water Revenue VRDO	1.910%	12/7/22	19,140	19,140
[1]	New York City NY Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	1.950%	12/7/22	1,750	1,750
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	1.930%	12/7/22	1,700	1,700
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	1.930%	12/7/22	45,570	45,570
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	1.940%	12/7/22	14,300	14,300
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.930%	12/7/22	4,000	4,000
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.920%	12/7/22	3,750	3,750
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.930%	12/7/22	7,500	7,500
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.930%	12/7/22	5,175	5,175
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.930%	12/7/22	18,750	18,750
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.930%	12/7/22	3,075	3,075
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.930%	12/7/22	2,340	2,340
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.930%	12/7/22	1,835	1,835
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.930%	12/7/22	3,750	3,750
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.930%	12/7/22	2,325	2,325
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.930%	12/7/22	3,595	3,595
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.930%	12/7/22	2,400	2,400
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.930%	12/7/22	3,000	3,000

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.930%	12/7/22	2,750	2,750
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.060%	12/7/22	3,285	3,285
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.070%	12/7/22	4,800	4,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.870%	12/7/22	9,630	9,630
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.910%	12/7/22	11,500	11,500
[1,2]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.930%	12/7/22	1,970	1,970
[4]	New York City Trust for Cultural Resources Miscellaneous Revenue, SIFMA Municipal Swap Index Yield + 0.100%	2.000%	4/10/23	12,500	12,500
[4]	New York City Trust for Cultural Resources Miscellaneous Revenue, SIFMA Municipal Swap Index Yield + 0.200%	2.100%	7/14/23	10,045	10,045
	New York City Trust for Cultural Resources Recreational Revenue VRDO	1.780%	12/7/22	30,000	30,000
	New York City Trust for Cultural Resources Recreational Revenue VRDO	1.780%	12/7/22	20,000	20,000
[1]	New York City Trust for Cultural Resources Recreational Revenue VRDO	1.800%	12/7/22	7,100	7,100
	New York City Water & Sewer System Sewer Revenue VRDO	1.050%	12/1/22	1,400	1,400
	New York City Water & Sewer System Water Revenue VRDO	0.900%	12/1/22	4,000	4,000
[1]	New York City Water & Sewer System Water Revenue VRDO	1.050%	12/1/22	43,175	43,175
	New York City Water & Sewer System Water Revenue VRDO	1.870%	12/7/22	10,000	10,000
	New York City Water & Sewer System Water Revenue VRDO	1.900%	12/7/22	2,900	2,900
[1,2]	New York GO TOB VRDO	1.930%	12/7/22	4,000	4,000
[1]	New York Liberty Development Corp. Industrial Revenue VRDO	1.920%	12/7/22	34,825	34,825
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	2.050%	12/1/22	15,000	15,000
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	1.830%	12/7/22	6,000	6,000
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	1.830%	12/7/22	27,640	27,640
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	1.830%	12/7/22	5,000	5,000
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	1.860%	12/7/22	15,000	15,000
[1,2]	New York NY GO TOB VRDO	1.100%	12/1/22	8,400	8,400
[1,2]	New York NY GO TOB VRDO	1.920%	12/7/22	2,860	2,860
[1,2]	New York NY GO TOB VRDO	1.930%	12/7/22	10,300	10,300
[1,2]	New York NY GO TOB VRDO	1.930%	12/7/22	5,000	5,000
[1,2]	New York NY GO TOB VRDO	1.930%	12/7/22	2,000	2,000
[1,2]	New York NY GO TOB VRDO	1.930%	12/7/22	2,515	2,515
[1,2]	New York NY GO TOB VRDO	1.930%	12/7/22	2,045	2,045
[1,2]	New York NY GO TOB VRDO	1.930%	12/7/22	1,875	1,875
[1,2]	New York NY GO TOB VRDO	2.070%	12/7/22	900	900
	New York NY GO VRDO	0.880%	12/1/22	17,200	17,200
[1]	New York NY GO VRDO	1.860%	12/7/22	10,375	10,375
	New York Power Authority Electric Power & Light Revenue CP	2.600%	12/6/22	8,473	8,473
[1,2]	New York Power Authority Electric Power & Light Revenue TOB VRDO	1.930%	12/7/22	2,070	2,070
[1,2]	New York Power Authority Electric Power & Light Revenue TOB VRDO	1.930%	12/7/22	3,665	3,665
[1,2]	New York Power Authority Electric Power & Light Revenue TOB VRDO	1.930%	12/7/22	3,940	3,940

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	1.100%	12/1/22	17,150	17,150
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	1.920%	12/7/22	1,600	1,600
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	1.930%	12/7/22	16,875	16,875
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	1.930%	12/7/22	2,240	2,240
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	1.930%	12/7/22	3,750	3,750
	New York State Dormitory Authority College & University Revenue VRDO	1.050%	12/1/22	37,045	37,045
	New York State Dormitory Authority College & University Revenue VRDO	1.650%	12/7/22	64,450	64,450
	New York State Dormitory Authority College & University Revenue VRDO	1.780%	12/7/22	9,735	9,735
	New York State Dormitory Authority College & University Revenue VRDO	1.800%	12/7/22	30,740	30,740
	New York State Dormitory Authority College & University Revenue VRDO	1.830%	12/7/22	9,480	9,480
	New York State Dormitory Authority College & University Revenue VRDO	1.830%	12/7/22	11,090	11,090
	New York State Dormitory Authority College & University Revenue VRDO	1.850%	12/7/22	200	200
[1]	New York State Dormitory Authority College & University Revenue VRDO	1.880%	12/7/22	13,800	13,800
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT TOB	2.000%	12/8/22	13,000	13,000
[1,2,3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.930%	12/7/22	3,180	3,180
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.930%	12/7/22	18,275	18,275
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	1.820%	12/7/22	13,725	13,725
[2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.920%	12/1/22	3,420	3,420
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.920%	12/7/22	7,400	7,400
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.930%	12/7/22	4,750	4,750
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.930%	12/7/22	4,000	4,000
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.930%	12/7/22	4,120	4,120
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.930%	12/7/22	5,415	5,415
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.930%	12/7/22	8,000	8,000
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.930%	12/7/22	5,625	5,625
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.930%	12/7/22	11,325	11,325
[1,2,5]	New York State Dormitory Authority Intergovernmental Agreement Revenue TOB VRDO	1.980%	12/7/22	9,800	9,800
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.920%	12/7/22	9,570	9,570
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.920%	12/7/22	5,000	5,000

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.930%	12/7/22	7,500	7,500
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.930%	12/7/22	1,800	1,800
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.930%	12/7/22	7,500	7,500
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.930%	12/7/22	2,355	2,355
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.930%	12/7/22	1,630	1,630
[1]	New York State Energy Research & Development Authority Industrial Revenue VRDO	1.850%	12/7/22	9,300	9,300
[1]	New York State Energy Research & Development Authority Industrial Revenue VRDO	1.920%	12/7/22	45,300	45,300
[1,2]	New York State Environmental Facilities Corp. Water Revenue TOB VRDO	1.930%	12/7/22	5,305	5,305
[1,2]	New York State Environmental Facilities Corp. Water Revenue TOB VRDO	1.930%	12/7/22	1,750	1,750
[1,2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.930%	12/7/22	7,450	7,450
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.650%	12/7/22	7,400	7,400
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.800%	12/7/22	30,700	30,700
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.800%	12/7/22	300	300
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.820%	12/7/22	20,475	20,475
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.830%	12/7/22	5,000	5,000
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.830%	12/7/22	1,500	1,500
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.840%	12/7/22	27,115	27,115
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.850%	12/7/22	50,225	50,225
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.850%	12/7/22	12,450	12,450
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.850%	12/7/22	7,700	7,700
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.870%	12/7/22	10,000	10,000
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.940%	12/7/22	30,000	30,000
[1,2]	New York State Thruway Authority Income Tax Revenue TOB VRDO	1.930%	12/7/22	3,750	3,750
[1,2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	1.930%	12/7/22	1,615	1,615
[1,2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	1.930%	12/7/22	9,000	9,000
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.920%	12/7/22	9,195	9,195
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.930%	12/7/22	660	660
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.930%	12/7/22	3,400	3,400
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.930%	12/7/22	7,500	7,500

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.930%	12/7/22	3,750	3,750
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.930%	12/7/22	6,760	6,760
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.930%	12/7/22	1,565	1,565
	New York State Urban Development Corp. Income Tax Revenue VRDO	1.790%	12/7/22	8,300	8,300
[1,2]	New York State Urban Development Corp. Lease (Appropriation) Revenue TOB VRDO	1.930%	12/7/22	5,270	5,270
[1,2]	New York State Urban Development Corp. Lease (Appropriation) Revenue TOB VRDO	1.930%	12/7/22	1,300	1,300
[1,2]	New York State Urban Development Corp. Lease (Appropriation) Revenue TOB VRDO	1.930%	12/7/22	1,825	1,825
[1,2]	New York Transportation Development Corp. Special Facilities Revenue TOB VRDO	2.000%	12/7/22	40,000	40,000
[1]	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.870%	12/7/22	3,940	3,940
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.940%	12/1/22	25,600	25,600
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.950%	12/1/22	36,500	36,500
[1,2]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	1.990%	12/1/22	34,800	34,800
[1]	Onondaga County Industrial Development Agency Health, Hospital, Nursing Home Revenue (Syracuse Home Association Project) VRDO	1.940%	12/7/22	3,810	3,810
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/22	2,635	2,635
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue CP	2.250%	12/15/22	10,225	10,225
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.930%	12/7/22	3,330	3,330
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.930%	12/7/22	3,305	3,305
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.940%	12/7/22	7,660	7,660
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.940%	12/7/22	1,750	1,750
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.970%	12/7/22	4,500	4,500
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.970%	12/7/22	3,335	3,335
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.970%	12/7/22	400	400
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.970%	12/7/22	930	930
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.970%	12/7/22	4,120	4,120
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue VRDO	1.930%	12/7/22	2,515	2,515
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.930%	12/7/22	6,160	6,160
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.930%	12/7/22	1,665	1,665
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.930%	12/7/22	3,200	3,200
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.930%	12/7/22	4,540	4,540

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.930%	12/7/22	3,865	3,865
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.930%	12/7/22	1,875	1,875
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.930%	12/7/22	2,100	2,100
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.930%	12/7/22	3,280	3,280
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.930%	12/7/22	1,250	1,250
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.050%	12/1/22	2,120	2,120
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.050%	12/1/22	30,915	30,915
[1,2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	1.080%	12/1/22	4,000	4,000
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	1.930%	12/1/22	3,010	3,010
[1,2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	1.920%	12/7/22	2,875	2,875
[1,2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	1.930%	12/7/22	3,155	3,155
[1,2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	1.930%	12/7/22	3,340	3,340
[1,2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	1.930%	12/7/22	10,195	10,195
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	1.930%	12/7/22	6,000	6,000
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	1.930%	12/7/22	2,600	2,600
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	1.950%	12/7/22	15,000	15,000
[1,2]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	1.930%	12/7/22	2,940	2,940
[1,2]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	1.930%	12/7/22	4,000	4,000
[1,2]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	1.930%	12/7/22	2,665	2,665
[1,2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	1.930%	12/7/22	9,375	9,375
[1,2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	1.930%	12/7/22	4,555	4,555
[1,2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	1.940%	12/7/22	6,000	6,000
[1,2]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	1.940%	12/7/22	10,000	10,000

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Utility Debt Securitization Authority Electric Power & Light Revenue TOB VRDO	1.930%	12/7/22	1,000	1,000
Total Tax-Exempt Municipal Bonds (Cost $2,180,660)					2,180,660
Total Investments (99.7%) (Cost $2,180,660)					2,180,660
Other Assets and Liabilities—Net (0.3%)					6,194
Net Assets (100%)					2,186,854
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $894,362,000, representing 40.9% of net assets.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
CP—Commercial Paper.
GO—General Obligation Bond.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Assets and Liabilities
As of November 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,180,660)	2,180,660
Investment in Vanguard	86
Receivables for Investment Securities Sold	2,425
Receivables for Accrued Income	4,968
Receivables for Capital Shares Issued	1,602
Other Assets	1,180
Total Assets	2,190,921
Liabilities
Due to Custodian	271
Payables for Capital Shares Redeemed	3,373
Payables for Distributions	278
Payables to Vanguard	145
Total Liabilities	4,067
Net Assets	2,186,854
At November 30, 2022, net assets consisted of:

Paid-in Capital	2,186,817
Total Distributable Earnings (Loss)	37
Net Assets	2,186,854

Net Assets
Applicable to 2,186,511,422 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,186,854
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Operations

Year Ended November 30, 2022
($000)
Investment Income
Income
Interest	19,387
Total Income	19,387
Expenses
The Vanguard Group—Note B
Investment Advisory Services	244
Management and Administrative	2,737
Marketing and Distribution	201
Custodian Fees	30
Auditing Fees	25
Shareholders’ Reports	29
Trustees’ Fees and Expenses	1
Other Expenses	15
Total Expenses	3,282
Expenses Paid Indirectly	(16)
Expense Reduction—Note B	(299)
Net Expenses	2,967
Net Investment Income	16,420
Realized Net Gain (Loss) on Investment Securities Sold	9
Net Increase (Decrease) in Net Assets Resulting from Operations	16,429

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,420	218
Realized Net Gain (Loss)	9	10
Net Increase (Decrease) in Net Assets Resulting from Operations	16,429	228
Distributions
Total Distributions	(16,431)	(217)
Capital Share Transactions (at $1.00 per share)
Issued	1,630,527	880,370
Issued in Lieu of Cash Distributions	15,063	204
Redeemed	(1,403,202)	(1,385,809)
Net Increase (Decrease) from Capital Share Transactions	242,388	(505,235)
Total Increase (Decrease)	242,386	(505,224)
Net Assets
Beginning of Period	1,944,468	2,449,692
End of Period	2,186,854	1,944,468

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0080	.0001	.006	.014	.012
Net Realized and Unrealized Gain (Loss) on Investments	(.0002)	—	—	—	—
Total from Investment Operations	.0078	.0001	.006	.014	.012
Distributions
Dividends from Net Investment Income	(.0078)	(.0001)	(.006)	(.014)	(.012)
Distributions from Realized Capital Gains	(.0000)[2]	—	—	—	—
Total Distributions	(.0078)	(.0001)	(.006)	(.014)	(.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.78%	0.01%	0.55%	1.39%	1.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,187	$1,944	$2,450	$3,454	$3,214
Ratio of Total Expenses to Average Net Assets[4]	0.15%[5]	0.07%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.80%	0.01%	0.61%	1.38%	1.24%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022 and 2021. For the years ended November 30, 2020, 2019, and 2018, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Notes to Financial Statements
Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund

New York Municipal Money Market Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2022, the fund had contributed to Vanguard capital in the amount of $86,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2022, Vanguard's expenses were reduced by $299,000 (an effective annual rate of 0.01% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $16,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

New York Municipal Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8
Undistributed Tax-Exempt Income	307
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	16,419	217
Ordinary Income*	7	—
Long-Term Capital Gains	5	—
Total	16,431	217
*	Includes short-term capital gains, if any.

New York Municipal Money Market Fund
As of November 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,180,660
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2022, such purchases were $544,580,000 and sales were $511,935,000, resulting in net realized gain (loss) of $0.
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2022, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2012, Through November 30, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
New York Long-Term Tax-Exempt Fund Investor Shares	-10.80%	1.19%	2.07%	$12,268
Bloomberg NY Municipal Bond Index	-8.96	1.13	1.84	12,000
Bloomberg Municipal Bond Index	-8.64	1.40	1.98	12,161

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
New York Long-Term Tax-Exempt Fund Admiral Shares	-10.73%	1.27%	2.15%	$61,858
Bloomberg NY Municipal Bond Index	-8.96	1.13	1.84	60,000
Bloomberg Municipal Bond Index	-8.64	1.40	1.98	60,804
See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2022
Under 1 Year	9.5%
1 - 3 Years	2.3
3 - 5 Years	2.3
5 - 10 Years	11.1
10 - 20 Years	38.2
20 - 30 Years	29.8
Over 30 Years	6.8
The table reflects the fund’s investments, except for short-term investments and derivatives.

New York Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.3%)
New York (98.5%)
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/40	500	387
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	2,500	2,321
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,795	3,853
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	1,800	1,811
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,670
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,033
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	386
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,023
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	1,250	1,140
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	1,225	918
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	6,822
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,239
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	5,475	3,036
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,218
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	4,680	1,194
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	1,580	377
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,400	2,617
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,308
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	3,200	2,737
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	715

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,600	1,566
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,060	2,412
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	2,865	2,123
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	1/1/47	1,160	858
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	2,094
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital Nursing Home Revenue	4.000%	7/1/45	1,890	1,199
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,395	1,426
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,640
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,155	1,010
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	2,710	2,283
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,515	5,560
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/42	1,380	1,435
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/47	4,635	4,790
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	663
[1]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	14
	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/30	155	174
	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/31	175	196
	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/32	165	185
	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/33	175	195
	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/34	175	181
	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/36	265	269
	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/51	750	714
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	100	97
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	650	610
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/36	400	368
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/41	3,335	2,718
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/51	4,980	3,709
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/56	1,960	1,408
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/56	570	554
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/31	1,950	1,775
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/36	565	545
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/41	600	560
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/27	200	206
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/28	270	277
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/29	225	231
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/30	310	318
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/33	730	748
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/34	580	594
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	1,937
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	159
[2]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/39	2,385	2,031

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/49	3,410	2,705
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), ETM	5.000%	7/1/23	1,525	1,546
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,325	1,372
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,000	1,036
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	772
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/25	100	105
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/26	85	91
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/27	75	81
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/35	130	145
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/36	130	130
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/37	165	165
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/38	150	149
	Build NYC Resource Corp. Miscellaneous Revenue	3.000%	7/1/39	550	456
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/44	975	903
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/49	1,400	1,272
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	4.000%	8/1/25	1,230	1,271
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	530
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,060
[2]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,223
[2]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	4,765	4,328
	Copiague Union Free School District GO	3.000%	2/15/33	1,005	922
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	263
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	231
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,228
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	469
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	260
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,441
[2]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,000	945
[2]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	1,845
[2]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,750	2,483
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	516
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	312
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	805	837
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	986
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	518

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	394
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	595
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	247
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	205
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	148
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/48	100	103
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	605
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	294
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,277
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,058
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	7,578
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	4,375	4,067
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,079
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,505	1,567
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,595	1,657
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,305	2,211
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,185	1,122
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	650	522
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,540	1,427
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,055	968
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,360	2,063
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,805	3,367
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	6,600	5,696
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	678
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,072
	Erie County Fiscal Stability Authority Sales Tax Revenue	4.000%	9/1/33	600	611
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	9,375	9,531
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/33	300	306
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/36	1,000	1,021
	Hempstead Town Local Development Corp. College & University Revenue	4.000%	7/1/41	555	532

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	437
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	220
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	277
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	700	729
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	1,826
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,213
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	670	698
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	383
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	630	643
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	435	443
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	889
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/48	1,100	1,112
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	14,984
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	5,545	5,890
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/37	3,000	3,032
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	3,810
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	4,500	4,727
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	14,900	15,570
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	17,405	16,973
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	3,000	3,123
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	4,000	2,947
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	10,335	9,949
	Jefferson County Civic Facility Development Corp. Health, Hospital Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,517
	Johnstown City School District GO	3.000%	6/15/33	1,935	1,786
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	19,028
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,059
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	13,894
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,088
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	750	811
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,050	1,131
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,500	1,608
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,109
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,452
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,297
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	2,315	2,305
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,290
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/41	1,350	1,313
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	7,867
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	3,500	3,628
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	5,250	5,070
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	4,200	3,825
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,000	4,542
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	410	425

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	870	935
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	27
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	43
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	2,954
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	81
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,600	2,809
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	953
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	10,196
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	948
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	503
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	1,882
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	160	171
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,136
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	320	344
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	638
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	675	716
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,000	5,363
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	165	171
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	5,000	5,169
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	6,000	6,205
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,075	5,266
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	6,148
[3]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	1.000%	12/1/22	6,860	6,860
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	11,095	8,243
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	820
	Metropolitan Transportation Authority Transit Fuel Sales Tax Revenue	4.000%	11/15/51	1,240	1,125
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	1,860
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	7,225	7,389
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,090
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,027
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	1,940
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	329
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/32	300	276
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	5,500	5,274
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	312
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,500	2,590
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	3,800	3,534
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	2,745	2,286
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	2,110	1,753
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	5,000	4,426
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	805	647
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,000	1,870
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	210	189
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	2,530	2,350
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,500	2,123
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,690
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,690
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	1,673
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,000	2,495
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	2,000	1,663
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,000	3,291
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	1,000	818

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,018
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	1,750	1,696
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,845	3,265
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,750
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.020%	12/1/22	2,975	2,975
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.020%	12/1/22	2,945	2,945
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,050	2,073
[2]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/50	1,260	1,246
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/23	470	476
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/31	1,000	1,049
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	1,828
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,330
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/32	1,640	1,718
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	600	628
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,464
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	1,000	1,002
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	900	902
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,041
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/45	4,030	4,180
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,205	1,071
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,078
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	15,000	14,047
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,550	1,617
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,038
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/33	300	281
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,100	1,033
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	4,200	3,909
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	3,880	2,950
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,000	916
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/40	4,100	2,922
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	7,890	6,786
	Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,568
	Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,440

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,235	1,248
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	697
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	950
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	128
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,950
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,537
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,731
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,603
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,792
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,024
	Nassau County NY GO	4.125%	4/1/47	5,000	4,916
[1,2,3]	Nassau County NY GO TOB VRDO	2.100%	12/7/22	9,330	9,330
[1,2,3]	Nassau County NY GO TOB VRDO	2.100%	12/7/22	5,685	5,685
	Nassau County NY GO, Prere.	5.000%	4/1/24	1,740	1,793
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	339
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	349
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	442
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	390
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,170
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,027
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/41	2,245	2,409
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,396
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,107
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	405	454
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	580	659
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	610	699
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	650	727
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	675	752
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	500	555
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	550
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	525	575
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	335	364

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,154
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	890	866
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	640	615
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	1,990	1,914
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	3,140	3,018
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,420	3,266
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,640	1,565
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,280	1,226
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	1,965	1,880
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,004
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/31	500	421
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,305	1,237
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	1,245	1,133
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/31	1,285	1,175
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	511
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	3,780	3,612
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/35	750	572
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	1,500
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/36	4,510	3,412
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/37	2,100	1,717
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/39	745	581
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	5,000	4,143
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	875
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	3,640	2,573
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	339
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	7,000	4,775
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	10,000	9,542
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	12,875	9,886
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	653

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	1,000	667
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	1,271
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	4,000	2,653
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	1,750	1,142
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/47	2,500	1,887
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	3,880	3,291
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,425	6,744
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,634
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,210	2,589
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,365	2,863
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	9,135	6,100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	2,996
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	4,300	2,724
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,930	6,484
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	3,000	1,955
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	11,400	8,534
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	607
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	607
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/52	1,000	775
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/54	2,625	1,886
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	2,505	2,006
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	1,529
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/55	1,935	1,333
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	1,189
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.300%	11/1/57	3,000	2,721
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	1,521
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	1,196
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	3,000	2,766
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	4,625	4,238

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	4,991
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,000	6,919
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	2,295	2,038
[2,3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.960%	12/1/22	2,370	2,370
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	5.000%	7/1/23	1,000	1,014
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	4,610	4,263
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/34	2,255	2,045
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/35	705	623
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	750	647
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	2,975	2,502
[1]	New York City Industrial Development Agency Miscellaneous Revenue	2.000%	1/1/38	2,890	1,981
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	3,795	3,124
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	2,375	1,920
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	11,895	8,868
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	833
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	1,972
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	455	347
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	3,386
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,143
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,980	3,708
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	4,350	3,923
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,050	5,218
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	15,000	10,779
[5]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	1,030	944
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,347
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	2,661
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	266
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	279
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	10,000	10,688
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	12,500	13,318

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	10,000	10,516
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	10,040	10,397
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,915	6,125
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	7,500	7,767
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,900	4,211
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	6,010	6,000
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	10,000	9,984
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/41	2,685	2,903
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	6,640	6,623
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	3,125	3,117
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	5,000	4,022
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	3,000	2,905
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	10,250	10,807
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	15,000	15,809
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	1,000	1,038
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,000	9,336
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	2,000	1,747
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/48	1,000	956
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	3,000	3,149
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	6,570	6,986
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,200	917
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	8,470	8,043
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	10,000	9,496
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	2,000	1,520
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	3,500	3,312
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	23,760	22,484
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	8,100	8,919
	New York City Municipal Water Finance Authority Water Revenue VRDO	0.980%	12/1/22	14,400	14,400
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.000%	12/1/22	9,725	9,725
	New York City Municipal Water Finance Water Revenue VRDO	1.000%	12/1/22	1,675	1,675
	New York City Municipal Water Finance Water Revenue VRDO	1.020%	12/1/22	3,920	3,920
	New York City Municipal Water Finance Water Revenue VRDO	1.030%	12/1/22	26,500	26,500
[3]	New York City Municipal Water Finance Water Revenue VRDO	1.050%	12/1/22	3,500	3,500
[3]	New York City Municipal Water Finance Water Revenue VRDO	1.050%	12/1/22	600	600
	New York City Municipal Water Finance Water Revenue VRDO	1.910%	12/7/22	9,600	9,600
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,122
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	2,715	2,960
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/34	4,000	4,144
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	2,500	2,598
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	6,750	6,898
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,500	2,813
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	3,100	3,131
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	5,356
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	5,032
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,191

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	2,025	2,086
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	7,063
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/43	5,000	4,841
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/45	5,000	4,784
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/46	1,800	1,716
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	1,505	1,163
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,101
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	2,500	2,729
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,254
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	3,520	3,562
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,144
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	8,530
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	613
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	1,490	1,491
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,193
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	4,470	4,585
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,965	6,289
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,930	3,089
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,520	1,555
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,410	1,463
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	7,510	6,616
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	5,370	5,675
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	3,444
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	10,796
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	9,500	10,018
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	1,000	1,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	2,000	2,307
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,156

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,880	3,950
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,000	5,720
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	5,881
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	3,600	3,636
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	3,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,010	2,040
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,532
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,095
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	5,000	5,037
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,250	1,256
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	9,495	10,368
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	6,000	5,329
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	2,100	2,397
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,090	1,090
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	12,845	13,473
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	3,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	6,105	6,736
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,730	2,713
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	3,000	3,215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	4,976
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	2,600	2,561
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	4,000	4,166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	9,340	9,949
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,000	3,204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,000	3,194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	3,500	3,886
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	3,465	3,368

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,564
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	7,500	7,872
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	2,500	2,396
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	1,675	1,605
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	5,000	5,692
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	6,000	4,748
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/47	3,950	3,751
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	5,000	4,747
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	6,915	6,537
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	12,000	11,343
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	5,000	5,500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	3,060	2,884
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,735	1,624
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,190	1,114
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	10,000	10,689
[2,3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.020%	12/1/22	990	990
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.000%	12/1/22	16,160	16,160
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.000%	12/1/22	1,850	1,850
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.000%	12/1/22	5,200	5,200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.000%	12/1/22	600	600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.020%	12/1/22	12,100	12,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.050%	12/1/22	500	500
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	647
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	296
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	575
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	428
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	394
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/30	400	453
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,151

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	2,000	2,272
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	350	394
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	2,250	2,550
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,103
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/33	450	504
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	2,000	2,015
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/34	400	445
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	3,100	3,095
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	500	554
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	900	995
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	2,255	2,486
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,276
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	663
[2,3]	New York City Trust for Cultural Resources Miscellaneous Revenue TOB VRDO	1.980%	12/1/22	5,335	5,335
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	4,000	4,065
	New York City Water & Sewer System Sewer Revenue VRDO	1.000%	12/1/22	5,900	5,900
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,000	3,139
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	4,740	4,732
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	9,000	9,265
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	4,500	4,582
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	9,825	10,323
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	2,000	1,899
	New York City Water & Sewer System Water Revenue	4.000%	6/15/52	7,260	6,845
	New York City Water & Sewer System Water Revenue VRDO	1.000%	12/1/22	32,355	32,355
	New York City Water & Sewer System Water Revenue VRDO	1.000%	12/1/22	600	600
	New York City Water & Sewer System Water Revenue VRDO	1.000%	12/1/22	2,200	2,200
	New York City Water & Sewer System Water Revenue VRDO	1.020%	12/1/22	14,400	14,400
	New York City Water & Sewer System Water Revenue VRDO	1.050%	12/1/22	2,465	2,465
[3]	New York City Water & Sewer System Water Revenue VRDO	1.050%	12/1/22	6,800	6,800
	New York City Water & Sewer System Water Revenue VRDO	1.880%	12/1/22	3,415	3,415
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	4,815
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/40	250	241
[6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	2,414
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	3,778
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	2,571
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	7,355	7,502

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/42	735	725
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	3,000	2,451
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	12,000	9,304
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	4,655	3,513
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	3,655	2,826
[2]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	2,500	2,478
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	10,806	12,087
[7]	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	22,325	20,466
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,885	9,770
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	15,615	14,089
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	6,175	4,287
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,170	911
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	4,925	3,860
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	5,355	4,982
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	24,040	17,169
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	4,000	3,193
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	2,952
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	2,333
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	10,000	7,486
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	13,500	9,512
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	16,000	11,214
[6]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	1,500	1,104
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	54,000	59,268
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	10/1/36	275	215
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.400%	10/1/38	1,295	1,129
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	2,835
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.850%	10/1/44	1,350	1,013
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.700%	10/1/47	3,490	2,296
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	2,000	1,983
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.800%	10/1/48	7,005	6,514
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.000%	4/1/50	7,300	6,966
	New York NY GO	5.000%	8/1/26	3,140	3,353
	New York NY GO	5.000%	8/1/26	3,875	4,187

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	1/1/27	3,500	3,803
New York NY GO	5.000%	9/1/27	3,805	4,183
New York NY GO	5.000%	8/1/28	2,320	2,565
New York NY GO	5.000%	8/1/29	5,070	5,431
New York NY GO	5.000%	8/1/29	5,195	5,739
New York NY GO	5.000%	8/1/29	3,000	3,397
New York NY GO	5.000%	8/1/30	5,050	5,403
New York NY GO	5.000%	8/1/30	4,720	5,049
New York NY GO	5.000%	8/1/30	4,000	4,417
New York NY GO	5.000%	8/1/30	3,000	3,446
New York NY GO	4.000%	8/1/31	2,775	2,884
New York NY GO	5.000%	8/1/31	7,810	8,506
New York NY GO	5.000%	8/1/31	1,440	1,588
New York NY GO	5.000%	8/1/31	3,000	3,434
New York NY GO	5.000%	8/1/31	2,500	2,899
New York NY GO	5.000%	8/1/31	1,815	2,105
New York NY GO	5.000%	12/1/31	1,770	1,902
New York NY GO	4.000%	8/1/32	1,935	2,004
New York NY GO	5.000%	8/1/32	5,000	5,195
New York NY GO	5.000%	8/1/32	1,250	1,387
New York NY GO	5.000%	8/1/32	3,735	4,099
New York NY GO	5.000%	8/1/32	1,000	1,140
New York NY GO	5.000%	8/1/32	1,825	2,139
New York NY GO	5.000%	10/1/32	2,485	2,782
New York NY GO	5.000%	12/1/32	1,240	1,378
New York NY GO	3.250%	3/1/33	3,000	2,988
New York NY GO	5.000%	8/1/33	1,000	1,104
New York NY GO	5.000%	8/1/33	500	579
New York NY GO	5.000%	4/1/34	3,680	4,160
New York NY GO	5.000%	8/1/34	2,000	2,191
New York NY GO	5.000%	8/1/34	2,260	2,476
New York NY GO	5.000%	8/1/34	1,125	1,259
New York NY GO	3.000%	3/1/35	2,500	2,289
New York NY GO	5.000%	8/1/35	2,000	2,220
New York NY GO	4.000%	10/1/35	1,000	1,016
New York NY GO	5.000%	12/1/35	2,500	2,658
New York NY GO	4.000%	3/1/36	1,500	1,518
New York NY GO	4.000%	8/1/36	1,385	1,401
New York NY GO	5.000%	10/1/36	5,000	5,346
New York NY GO	5.000%	10/1/36	2,590	2,835
New York NY GO	5.000%	10/1/36	1,650	1,857
New York NY GO	5.000%	3/1/37	7,500	7,997
New York NY GO	4.000%	8/1/37	2,070	2,079
New York NY GO	4.000%	8/1/37	2,500	2,512
New York NY GO	5.000%	8/1/37	4,000	4,218
New York NY GO	4.000%	10/1/37	1,500	1,506
New York NY GO	4.000%	3/1/38	4,850	4,850
New York NY GO	5.000%	3/1/38	7,500	7,972
New York NY GO	5.000%	3/1/38	2,000	2,180
New York NY GO	5.000%	4/1/38	1,000	1,064
New York NY GO	4.000%	8/1/38	2,500	2,501
New York NY GO	5.000%	8/1/38	10,395	10,925
New York NY GO	5.000%	10/1/38	6,500	6,921
New York NY GO	5.000%	10/1/38	2,910	3,156
New York NY GO	5.000%	3/1/39	5,315	5,630

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	3/1/39	3,000	3,255
	New York NY GO	4.000%	8/1/39	3,280	3,272
	New York NY GO	4.000%	8/1/39	2,500	2,497
	New York NY GO	5.000%	10/1/39	2,220	2,396
	New York NY GO	5.000%	10/1/39	8,910	9,429
	New York NY GO	5.250%	10/1/39	1,000	1,134
	New York NY GO	4.000%	8/1/40	5,000	4,954
	New York NY GO	4.000%	8/1/40	1,155	1,144
	New York NY GO	4.000%	8/1/40	9,400	9,314
	New York NY GO	4.000%	10/1/40	3,000	2,973
	New York NY GO	3.000%	3/1/41	5,010	4,201
	New York NY GO	4.000%	8/1/41	2,035	2,001
	New York NY GO	4.000%	8/1/41	2,500	2,459
	New York NY GO	3.000%	10/1/41	2,250	1,879
	New York NY GO	5.250%	10/1/41	1,070	1,200
	New York NY GO	4.000%	12/1/41	1,215	1,193
	New York NY GO	5.000%	12/1/41	8,000	8,379
	New York NY GO	5.000%	12/1/41	4,850	5,140
	New York NY GO	4.000%	3/1/42	1,500	1,468
	New York NY GO	5.000%	3/1/42	1,500	1,616
	New York NY GO	4.000%	8/1/42	2,000	1,957
	New York NY GO	4.000%	8/1/42	2,500	2,446
	New York NY GO	5.000%	8/1/42	2,365	2,557
	New York NY GO	5.000%	9/1/42	10,000	10,893
	New York NY GO	5.000%	10/1/42	8,000	8,558
	New York NY GO	5.250%	10/1/42	2,250	2,518
	New York NY GO	5.000%	3/1/43	7,500	8,044
	New York NY GO	5.000%	3/1/43	4,180	4,494
	New York NY GO	5.000%	4/1/43	6,500	6,830
	New York NY GO	5.000%	8/1/43	4,020	4,286
	New York NY GO	5.000%	8/1/43	2,340	2,518
	New York NY GO	5.000%	10/1/43	3,000	3,203
	New York NY GO	5.250%	10/1/43	1,000	1,116
	New York NY GO	4.000%	12/1/43	2,415	2,350
	New York NY GO	4.000%	3/1/44	7,000	6,772
	New York NY GO	4.000%	8/1/44	1,275	1,234
	New York NY GO	5.000%	12/1/44	3,000	3,162
	New York NY GO	5.000%	4/1/45	10,000	10,480
	New York NY GO	4.000%	9/1/46	5,000	4,784
	New York NY GO	4.000%	3/1/47	5,000	4,765
	New York NY GO	5.250%	10/1/47	10,000	11,060
	New York NY GO	4.000%	3/1/50	5,000	4,718
	New York NY GO	5.000%	3/1/50	6,200	6,598
	New York NY GO	3.000%	8/1/50	4,000	3,056
	New York NY GO	4.000%	8/1/50	10,000	9,438
[6]	New York NY GO	4.000%	8/1/50	2,000	1,903
[2,3]	New York NY GO TOB VRDO	1.100%	12/1/22	2,900	2,900
	New York NY GO VRDO	0.990%	12/1/22	3,600	3,600
	New York NY GO VRDO	1.000%	12/1/22	2,500	2,500
	New York NY GO VRDO	1.000%	12/1/22	3,005	3,005
	New York NY GO VRDO	1.000%	12/1/22	12,600	12,600
[3]	New York NY GO VRDO	1.000%	12/1/22	1,000	1,000
	New York NY GO VRDO	1.000%	12/1/22	3,000	3,000
[3]	New York NY GO VRDO	1.050%	12/1/22	15,300	15,300
[3]	New York NY GO VRDO	1.050%	12/1/22	1,250	1,250

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York NY GO VRDO	1.050%	12/1/22	1,300	1,300
	New York NY GO VRDO	1.880%	12/1/22	7,670	7,670
[3]	New York NY GO VRDO	1.910%	12/1/22	4,800	4,800
	New York NY GO, Prere.	5.000%	3/1/23	2,500	2,516
	New York NY GO, Prere.	5.000%	3/1/23	4,500	4,529
	New York NY GO, Prere.	5.000%	3/1/23	6,745	6,788
[2,3]	New York NY Lease (Appropriation) Revenue TOB VRDO	2.070%	12/1/22	3,920	3,920
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	6,325	6,177
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	12,065	11,584
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	19,000	17,951
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	5,992
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	5,500	5,129
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/36	2,440	2,487
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/37	1,825	1,851
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	7,500	7,104
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,623
	New York State Bridge Authority Highway Revenue	5.000%	1/1/29	1,065	1,183
	New York State Bridge Authority Highway Revenue	5.000%	1/1/30	830	934
	New York State Bridge Authority Highway Revenue	5.000%	1/1/31	600	684
	New York State Bridge Authority Highway Revenue	4.000%	1/1/33	1,285	1,348
	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	689
	New York State Bridge Authority Highway Revenue	4.000%	1/1/51	1,255	1,188
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	280	283
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	315	322
[8]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	1,370	1,406
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,274
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	328
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	750	794
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	2,595	2,716
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	325	341
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,028
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	655	681
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	500	528
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	490	508
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	350	371
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	1,470	1,473
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	426
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	300	321
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,664
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,066
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	911
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	25	27
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	45	47
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	300	323
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	528
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	551
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	5,065	5,433
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	548
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	300	325
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,037
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,112
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	1,007

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,091
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	350	381
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	575	622
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	1,988
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	325	355
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	512
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,200	1,216
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,030	1,048
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	7,395	7,649
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,500	1,516
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	755	789
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	3,000	3,042
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,374
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	578
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	225	226
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	584
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,153
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	1,000	1,011
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,011
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	518
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,615	7,475
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	300
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,608
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,000	1,064
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,017
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	479
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	322
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,561
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,550	1,555
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	245	261
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	225	239
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	750	794
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	376
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	596
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	2,000	1,991
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	200	211
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	5,440
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	1,732
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,260	1,294
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	16
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,000	1,049
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,280
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	1,000	1,037
[9]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	2,560	3,046
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,145	1,186
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,212
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/42	3,000	2,932
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	300	312
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	10	11
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,410	1,352
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	4,000	3,750
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	3,000	2,930
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,351
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	3,031
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,525

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,322
New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	4,500	3,909
New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	3,410
New York State Dormitory Authority College & University Revenue	4.000%	7/1/48	3,750	3,428
New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	14,705	15,108
New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	12,500	14,711
New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	6,365	6,035
New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	5,000	4,695
New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,250	1,984
New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	10,500	11,246
New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	3,000	2,886
New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	2,095	2,110
New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	2,945	3,473
New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,445	2,077
New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	2,505	2,688
New York State Dormitory Authority College & University Revenue	5.000%	7/1/57	2,000	1,907
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/41	7,185	7,295
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	545	479
New York State Dormitory Authority College & University Revenue VRDO	1.050%	12/1/22	11,615	11,615
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	30
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	30
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	20	20
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,319
New York State Dormitory Authority College & University Revenue, Prere.	5.250%	7/1/23	2,500	2,540
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	517
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,000	1,033
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	517
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	2,110	2,181
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,805	1,865
New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,275	1,318
New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,450	1,499
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	15	16
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	5	5
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	222
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	222
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	511
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	670	690

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,135	2,216
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	470	413
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	823
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,355	2,439
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	737
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	8,135	8,412
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,550	1,631
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,070	950
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	485	497
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	522
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,225	2,298
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	564
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	467
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	1,754
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	467
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	1,145	1,182
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,650	2,727
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	710	605
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	782
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	2,012
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	351
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	718
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	3,655
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,650	1,815
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	837
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	840
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	775
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,034
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	959

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,620	1,632
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	500	503
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,087
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	400	324
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	100	102
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,000	1,759
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	356
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,015	1,017
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	5,750	4,990
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	260
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,400	3,400
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	861
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	517
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	469
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	438
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	408
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,870	1,581
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,300	1,276
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,400	2,620
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	5,227
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	10,275	9,637
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,500	2,220
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	3,256
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	3,819
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	9,525	8,763
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/50	5,000	3,654
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	5,960	4,675
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	7,500	7,156
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	5,900	5,646

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	13,710	14,289
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	9,500	8,614
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	2,140	2,178
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	2,000	2,097
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	3,290	3,405
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	5,100	5,541
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,000	1,056
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	5,306
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,000	1,166
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	4,985	5,094
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,000	5,402
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	3,900	3,950
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	7,500	8,326
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	3,709
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	3,000	3,076
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	4,512
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	5,321
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,165
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,045
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	3,000	3,027
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	5,000	5,108
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	3,705	3,784
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	5,427
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	5,030	5,187
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,500	2,503
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	9,901
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	830	854
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	3,100	2,581
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,500	2,726
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	523
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,567
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	650	667
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,150	4,978
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	1,500	1,450
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	2,105	2,024
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	3,990	3,816
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	4,755
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	3,000	2,312
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	2,005	1,893
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/50	3,635	3,370
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	2,500	2,444
[2,3]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.930%	12/1/22	1,730	1,730
[2,3]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.930%	12/7/22	5,575	5,575
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,898
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	10,000	9,582

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	10,300	9,762
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,725	1,947
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,655	1,859
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/34	1,290	1,436
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/34	1,125	1,163
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,175	1,304
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	4/1/35	1,055	1,068
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	645	651
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	900	913
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/36	575	579
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	4,160	4,556
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/52	3,435	3,266
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,425	1,526
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	2,015	2,167
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/33	600	639
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/34	520	554
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,689
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	5,497
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,500	8,716
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	5,000	5,785
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	5,038
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	5,000	4,755
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/32	1,000	1,115
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/33	1,285	1,428
	New York State Dormitory Authority Lease Revenue	4.000%	8/15/41	2,500	2,428
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	6
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,048	3,453
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	442
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,840	5,113
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	333
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,428
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,305	2,462
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,064
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	7,234
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	3,820

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,146
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,336
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	4,829
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,323
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,338
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	1,900	2,027
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	11,000	11,565
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	9,700	10,187
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,000	1,057
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,285
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	2,615	2,761
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	35	36
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	8,495	8,941
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	4,675	4,380
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,250	5,531
	New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/51	1,500	1,453
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/34	1,000	1,086
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,078
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	5,693
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,159
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	11,997
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/47	5,000	4,902
[10]	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	5,000	5,585
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,059
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,312
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	883
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	3,081
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/40	1,535	1,326
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,034
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,380	2,114
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,485	1,137
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	4,990	3,243
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	2,000	1,319
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,435	2,095
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,480	1,273
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,415	1,222
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	13,655	9,998
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	3,904

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	619
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	772
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	2,000	1,283
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,395	2,420
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	2,895	1,756
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,500	910
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	2,883
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	770	475
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,165	2,021
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/61	1,500	1,000
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.940%	12/7/22	20,000	20,000
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.950%	12/7/22	8,000	8,000
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,283
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	1,786
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	3,045
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,155	5,354
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,970	3,115
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	1,959
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,560	2,681
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,370
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,340
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,287
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	150	148
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	1,750	1,773
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	7,500	7,493
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,435	4,271
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	12,000	11,587
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	5,000	4,795
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	8,370	7,876
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,575	3,436
[6]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,285	1,217
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	332
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	5,000	3,800
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	15,000	13,832
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	1,870
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	2,000	1,494
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	1,500	1,094
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	4,945	4,499
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	1,850
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	11,095	11,426
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/42	2,000	2,181
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	10,000	10,631
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	8,920	8,337
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,000	2,945
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	9,040	6,887

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	6,000	5,486
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	6,000	5,479
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	3,618
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,000	3,404
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	3,000	3,081
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	2,000	2,084
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,066
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,505	3,475
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	1,723
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	8,280	8,117
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	5,000	4,859
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	6,000	6,467
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,052
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	4,000	3,801
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	4,500	4,277
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	2,000	1,543
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	5,000	4,660
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	1,480	1,379
[2,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.960%	12/1/22	2,784	2,783
[2,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.930%	12/7/22	5,600	5,600
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	1,490	1,645
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,453
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	999
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	5,000	4,128
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,525	3,433
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	8,895	8,662
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	12,500	12,099
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	8,885	8,555
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	7,500	7,154
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	1,725	1,331
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,338
	New York Transportation Development Corp. Airport Port, Airport & Marina Revenue	4.000%	12/1/42	4,920	4,343
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	1,000	1,064
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	4,655	4,901
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	2,505	2,606
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	3,940	3,606
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	3,295	2,930
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	1,795	1,181
	Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,258
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	500	434

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,005
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,000
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	995
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,785	3,414
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,000	3,541
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/28	450	464
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	475	489
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/30	450	462
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	690	736
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	531
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	560
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	575	587
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	315
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	584
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/34	330	316
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	313
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	613
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	635	645
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	426
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	642
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	407
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	350	328
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	363
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	278
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	291
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	252
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	200	184
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	319
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	500	456

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	271
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/41	250	224
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/42	530	473
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/46	500	508
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/51	725	733
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.500%	3/1/24	1,305	1,301
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	4,200	3,927
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	2,000	2,164
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project), Prere.	5.000%	12/1/23	1,000	1,024
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,161
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,498
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,220
Onondaga County Water Authority Water Revenue	2.500%	9/15/51	1,510	1,018
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	4,579
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	3,380	3,392
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	2,950	2,955
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	3,565	3,670
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,226
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	13,180	13,638
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	8/1/45	1,000	1,022
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,000	8,338
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	5,000	5,234
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	10,000	9,523
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	5,000	5,482
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	5,303
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	11,450	12,021
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	4,599
Rockland County NY GO	4.000%	4/1/23	235	236
Rockland County NY GO	4.000%	4/1/24	240	244
Rockland County NY GO	4.000%	4/1/25	255	262

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rockland County NY GO	4.000%	4/1/26	265	274
	Rockland County NY GO	4.000%	4/1/27	270	282
	Rockland County NY GO	4.000%	4/1/28	285	300
	Rockland County NY GO	4.000%	4/1/29	300	318
	Rockland County NY GO	4.000%	4/1/30	310	331
	Rockland County NY GO	4.000%	4/1/31	320	342
	Rockland County NY GO	4.000%	4/1/32	335	357
[1]	Rockland County NY GO	3.000%	6/15/32	2,815	2,792
	Rockland County NY GO	4.000%	4/1/33	350	369
	Rockland County NY GO	4.000%	4/1/34	370	387
	Rockland County NY GO	4.000%	4/1/35	385	398
	Rockland County NY GO	4.000%	4/1/36	410	421
	Rockland County NY GO	4.000%	4/1/44	1,995	1,982
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	10
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	2,815	2,943
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	65	68
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	220	238
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/33	175	189
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	225	242
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/35	225	241
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/36	500	534
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	516
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,408
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/38	300	318
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,193
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	1,721
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/43	3,550	3,751
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/48	4,520	4,749
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.000%	7/1/32	1,000	1,149
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/52	1,000	1,073
[1]	Schenectady NY GO	3.000%	5/1/31	635	629
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/28	310	328
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/29	660	699
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/31	450	474
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/34	830	869
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/35	1,510	1,577
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/36	545	568

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	108
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	81
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	285	309
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	100	108
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	275	298
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	108
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	265	285
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	107
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	250	268
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	160
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	250	266
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/35	150	159
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/35	270	286
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/36	105	111
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/36	300	316
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/37	150	157
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/37	300	315
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/38	150	157
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/38	225	235
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/39	150	156
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/39	235	245
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/40	150	156
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/40	250	260
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/41	130	135
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/41	300	312
Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	230	230
Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	250
Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	250
Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,537

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,073
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	741
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	180	186
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,017
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	173
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,500	1,506
	Suffolk County Judicial Facilities Agency Lease (Appropriation) Revenue	5.000%	11/1/33	8,565	8,705
[1]	Suffolk County NY GO	4.000%	10/15/27	2,410	2,497
[6]	Suffolk County NY GO	4.000%	4/1/30	4,420	4,591
[6]	Suffolk County NY GO	4.000%	4/1/31	4,590	4,754
[1]	Suffolk County NY GO	3.000%	6/15/31	250	241
	Suffolk NY GO	5.000%	6/15/31	1,000	1,141
	Suffolk NY GO	5.000%	6/15/32	850	978
	Suffolk NY GO	5.000%	6/15/33	915	1,051
	Suffolk NY GO	5.000%	6/15/34	715	814
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	3,750	3,753
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/33	1,025	1,056
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/34	1,200	1,229
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/35	1,000	1,016
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	509
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,500	1,346
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/39	1,500	679
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,683
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,100
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	3,918
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,217
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,398
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	160
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	5,379
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	5,010	5,271
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,500	2,610
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/38	1,000	1,005
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/40	2,500	2,487
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	4,305	4,449
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,510	2,614
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,600	4,815
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,000	5,249
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,985	6,374
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,132
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	7,500	7,869
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,000	2,081
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	2,240	2,366
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	17,000	18,034
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	1,500	1,406
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	19,240	17,631

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	9,500	9,999
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	3,500	3,188
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	5,273
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	17,260	19,526
[2,3]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.930%	12/1/22	7,740	7,740
[2,3]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.930%	12/1/22	5,255	5,255
[2,3]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.930%	12/7/22	6,090	6,090
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.050%	12/1/22	7,900	7,900
[2,3]	Triborough Bridge & Tunnel Authority Local or Guaranteed Housing Revenue TOB VRDO	1.930%	12/1/22	4,520	4,520
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	360	350
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	3,790	4,439
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	5,000	3,262
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	1,000	962
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	2,500	1,643
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	5,890	5,574
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	11,000	11,536
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	5,000	5,590
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	4,000	4,615
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	2,000	2,196
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	2,000	2,196
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	2,000	2,196
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,000	1,016
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/24	1,165	1,199
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,041
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	150	160
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	275	297
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/30	470	483
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/31	235	240
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/32	365	369
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/33	100	100
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/34	155	153
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/35	190	183
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/36	380	359
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/37	2,900	3,059
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	2,500	2,629
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	2,845	2,980
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	3,060	2,770
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,250
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	6,141
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	5,225
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,435	5,625
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,725	1,780
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,147
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	6,158

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	920
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	5,500	5,564
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	2,927
	Webster Central School District GO	2.000%	6/15/33	1,180	972
	Webster Central School District GO	2.000%	6/15/34	1,265	1,015
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,142
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,131
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	7,640	7,673
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	525	530
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	680	692
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	359
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	475	494
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,330
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	620
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	466
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,410	1,441
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,515	3,326
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	392
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,021
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	529
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,021
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	211
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	2,500	2,534
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	2,375	1,937
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,000	2,530
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	610	493
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	4,600	3,550
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,250	1,264
	Westchester County NY GO	2.000%	10/15/34	2,685	2,197
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	2,595
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	707

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/40	750	701
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/50	1,325	1,171
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	4.000%	10/15/29	400	374
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/39	1,000	924
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/49	640	568
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/54	765	669
[1]	Yonkers NY GO	5.000%	3/15/34	1,400	1,575
[1]	Yonkers NY GO	5.000%	3/15/36	1,735	1,923
[1]	Yonkers NY GO	5.000%	3/15/38	1,000	1,096
					4,094,808
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,013
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	475	487
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	375	325
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	6,230
					8,055
Puerto Rico (0.6%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	4,658	4,722
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	2,071	2,119
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	1,000	1,023
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,761	3,856
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	1,277	699
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	172	132
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	691	642
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	3,043	2,449
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,856	2,074
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	275	178

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	7,008	6,331
				24,225
Total Tax-Exempt Municipal Bonds (Cost $4,399,301)				4,127,088
Total Investments (99.3%) (Cost $4,399,301)				4,127,088
Other Assets and Liabilities—Net (0.7%)				30,860
Net Assets (100%)				4,157,948
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $110,412,000, representing 2.7% of net assets.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Securities with a value of $1,563,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2022.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2023	185	37,991	101

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2023	(125)	(14,957)	(28)
Ultra Long U.S. Treasury Bond	March 2023	(111)	(15,127)	(136)
				(164)
				(63)

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,399,301)	4,127,088
Investment in Vanguard	151
Cash	70
Receivables for Investment Securities Sold	13,083
Receivables for Accrued Income	43,691
Receivables for Capital Shares Issued	6,013
Variation Margin Receivable—Futures Contracts	191
Other Assets	99
Total Assets	4,190,386
Liabilities
Payables for Investment Securities Purchased	18,501
Payables for Capital Shares Redeemed	10,998
Payables for Distributions	2,775
Payables to Vanguard	164
Total Liabilities	32,438
Net Assets	4,157,948
At November 30, 2022, net assets consisted of:

Paid-in Capital	4,554,804
Total Distributable Earnings (Loss)	(396,856)
Net Assets	4,157,948

Investor Shares—Net Assets
Applicable to 38,574,533 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	405,967
Net Asset Value Per Share—Investor Shares	$10.52

Admiral Shares—Net Assets
Applicable to 356,509,528 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,751,981
Net Asset Value Per Share—Admiral Shares	$10.52

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2022
($000)
Investment Income
Income
Interest	135,709
Total Income	135,709
Expenses
The Vanguard Group—Note B
Investment Advisory Services	263
Management and Administrative—Investor Shares	680
Management and Administrative—Admiral Shares	3,317
Marketing and Distribution—Investor Shares	41
Marketing and Distribution—Admiral Shares	206
Custodian Fees	24
Auditing Fees	30
Shareholders’ Reports—Investor Shares	18
Shareholders’ Reports—Admiral Shares	32
Trustees’ Fees and Expenses	2
Other Expenses	20
Total Expenses	4,633
Expenses Paid Indirectly	(10)
Net Expenses	4,623
Net Investment Income	131,086
Realized Net Gain (Loss)
Investment Securities Sold	(121,831)
Futures Contracts	6,345
Realized Net Gain (Loss)	(115,486)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(605,970)
Futures Contracts	362
Change in Unrealized Appreciation (Depreciation)	(605,608)
Net Increase (Decrease) in Net Assets Resulting from Operations	(590,008)

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	131,086	137,197
Realized Net Gain (Loss)	(115,486)	43,627
Change in Unrealized Appreciation (Depreciation)	(605,608)	935
Net Increase (Decrease) in Net Assets Resulting from Operations	(590,008)	181,759
Distributions
Investor Shares	(16,235)	(17,121)
Admiral Shares	(156,149)	(161,862)
Total Distributions	(172,384)	(178,983)
Capital Share Transactions
Investor Shares	(67,985)	33,064
Admiral Shares	(655,060)	369,580
Net Increase (Decrease) from Capital Share Transactions	(723,045)	402,644
Total Increase (Decrease)	(1,485,437)	405,420
Net Assets
Beginning of Period	5,643,385	5,237,965
End of Period	4,157,948	5,643,385

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.21	$12.20	$12.01	$11.34	$11.71
Investment Operations
Net Investment Income[1]	.297	.295	.327	.354	.369
Net Realized and Unrealized Gain (Loss) on Investments	(1.600)	.108	.231	.696	(.314)
Total from Investment Operations	(1.303)	.403	.558	1.050	.055
Distributions
Dividends from Net Investment Income	(.296)	(.295)	(.326)	(.355)	(.369)
Distributions from Realized Capital Gains	(.091)	(.098)	(.042)	(.025)	(.056)
Total Distributions	(.387)	(.393)	(.368)	(.380)	(.425)
Net Asset Value, End of Period	$10.52	$12.21	$12.20	$12.01	$11.34
Total Return[2]	-10.80%	3.34%	4.73%	9.37%	0.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$406	$546	$513	$550	$425
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.70%	2.41%	2.73%	3.00%	3.21%
Portfolio Turnover Rate	77%	40%	34%	15%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.21	$12.20	$12.01	$11.34	$11.71
Investment Operations
Net Investment Income[1]	.306	.305	.337	.364	.378
Net Realized and Unrealized Gain (Loss) on Investments	(1.600)	.107	.230	.695	(.314)
Total from Investment Operations	(1.294)	.412	.567	1.059	.064
Distributions
Dividends from Net Investment Income	(.305)	(.304)	(.335)	(.364)	(.378)
Distributions from Realized Capital Gains	(.091)	(.098)	(.042)	(.025)	(.056)
Total Distributions	(.396)	(.402)	(.377)	(.389)	(.434)
Net Asset Value, End of Period	$10.52	$12.21	$12.20	$12.01	$11.34
Total Return[2]	-10.73%	3.43%	4.82%	9.46%	0.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,752	$5,097	$4,725	$4,648	$3,956
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.78%	2.49%	2.81%	3.08%	3.29%
Portfolio Turnover Rate	77%	40%	34%	15%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

New York Long-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New York Long-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2022, the fund had contributed to Vanguard capital in the amount of $151,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $10,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

New York Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,127,088	—	4,127,088
Derivative Financial Instruments
Assets
Futures Contracts[1]	101	—	—	101
Liabilities
Futures Contracts[1]	164	—	—	164
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	2,846
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(117,839)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(279,110)

New York Long-Term Tax-Exempt Fund
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	130,452	137,051
Ordinary Income*	10,151	6,248
Long-Term Capital Gains	31,781	35,684
Total	172,384	178,983
*	Includes short-term capital gains, if any.
As of November 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,406,198
Gross Unrealized Appreciation	27,670
Gross Unrealized Depreciation	(306,780)
Net Unrealized Appreciation (Depreciation)	(279,110)
F.	During the year ended November 30, 2022, the fund purchased $3,623,573,000 of investment securities and sold $4,399,940,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2022, such purchases were $234,175,000 and sales were $280,590,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	86,775	7,943	147,854	12,091
Issued in Lieu of Cash Distributions	13,610	1,216	14,680	1,203
Redeemed	(168,370)	(15,323)	(129,470)	(10,595)
Net Increase (Decrease)—Investor Shares	(67,985)	(6,164)	33,064	2,699

New York Long-Term Tax-Exempt Fund
	Year Ended November 30,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,155,283	107,293	809,102	66,130
Issued in Lieu of Cash Distributions	114,170	10,197	119,380	9,784
Redeemed	(1,924,513)	(178,345)	(558,902)	(45,799)
Net Increase (Decrease)—Admiral Shares	(655,060)	(60,855)	369,580	30,115
H.	Management has determined that no events or transactions occurred subsequent to November 30, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard New York Tax-Free Funds and Shareholders of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Free Funds, hereafter collectively referred to as the "Funds") as of November 30, 2022, the related statements of operations for the year ended November 30, 2022, the statements of changes in net assets for each of the two years in the period ended November 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2022 and each of the financial highlights for each of the five years in the period ended November 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022 by correspondence with the custodian, the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds for the fiscal year are qualified short-term capital gains.
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
New York Municipal Money Market Fund	5
New York Long-Term Tax-Exempt Fund	31,781
Each funds designate 100% of income dividends as exempt-interest dividends.

"Bloomberg®" and Bloomberg NY Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The New York Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the New York Long-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the New York Long-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg NY Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the New York Long-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the New York Long-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg NY Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the New York Long-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to New York Long-Term Tax-Exempt Fund customers, in connection with the administration, marketing or trading of the New York Long-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG NY MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE NEW YORK LONG-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG NY MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG NY MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE NEW YORK LONG-TERM TAX-EXEMPT FUND OR BLOOMBERG NY MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and
Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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Q760 012023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2022: $56,000
Fiscal Year Ended November 30, 2021: $56,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2022: $10,494,508
Fiscal Year Ended November 30, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)       Audit-Related Fees.

Fiscal Year Ended November 30, 2022: $2,757,764
Fiscal Year Ended November 30, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2022: $5,202,689
Fiscal Year Ended November 30, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2022: $298,000
Fiscal Year Ended November 30, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)       (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2022: $5,500,689
Fiscal Year Ended November 30, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 23, 2023

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 23, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.